Submission		12 Months Ended
	Mar. 02, 2026	Dec. 31, 2025
Submission [Line Items]
Central Index Key	0001769628
Registrant Name	CoreWeave, Inc.
Form Type	S-8
Submission Type		S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A